Note 10 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2025	2024
	($)	($)
Balance at the beginning of year	1,020	888
Accretion	36	37
Change in estimate	273	80
Foreign currency translation adjustments	(2)	15
Total	1,327	1,020

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2025	2024
Undiscounted amount of estimated cash flows (US$)	386	386
Life expectancy (years)	8	9
Inflation rate	2.00%	2.00%
Discount rate	4.02%	4.18%
	November 30,	November 30,
	2025	2024
Undiscounted amount of estimated cash flows (CA$)	906	591
Life expectancy (years)	7	6
Inflation rate	2.25%	2.46%
Discount rate	2.86%	2.93%